Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Shareholder’s equity per share | (per share)						$ 7.81	¥ 7.08		¥ 6.96	$ 7.8
Income and cash flows per share | (per share)							¥ 7.05		¥ 6.73	$ 7.83			¥ 6.45	$ 7.83	$ 7.77
Investment maturity period			1 year
Restricted Cash			$ 14,740,676	$ 11,796,388
Gain from investment			89,474	156,066	169,065
Short-term investment			1,741,423	4,703,323
Outstanding balance paid			200,000
Net proceeds deposited in escrow account	¥ 3	$ 600,000
Full amount								$ 600,000
Impairment loss					25,590
Investment			917,002	932,552
Registered capital											$ 9,200,000	¥ 60
Subscription amount (in Yuan Renminbi) | ¥												¥ 6
Remaining amount (in Yuan Renminbi) | ¥							¥ 3
Investment cost			423,567	430,750
Gross revenue generated from contracts					119,000
Transaction fee revenue			1,800	1,100,000	3,400,000
Other revenues			144,609	166,325	233,157
Revenues			1,580,058	17,813,139	37,596,460
Advertising expenses				43,590	359,968
VAT Percentage Rate			6.00%
Tax benefit percentage			50.00%
Right of use assets			$ 11,477	34,345	$ 34,608
Borrowing rate					4.75%
Other income percent			10.00%
Interest income			$ 290,000	269,000	$ 193,000
Statutory surplus reserve fund			10.00%
Registered capital percentage			50.00%
Statutory reserve fund					0
Employee benefits expense			$ 125,077	124,856	105,565
Number of operating segment			1
Number of reportable segment			1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting shares percentage			20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting shares percentage			50.00%
Oriental Culture Holding LTD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity ownership interest percentage			10.70%				10.70%
Zhongcang Warehouse Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity ownership interest percentage			20.00%				20.00%
Investments			18.00%				18.00%
Investment			$ 493,435	501,802
Jiangsu Yanggu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity ownership interest percentage											11.875%	11.875%
Short-Term Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment maturity period			1 year
Related Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues			$ 144,609	166,325	$ 233,157
Advertising expenses			180,000
Yanyu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory reserve fund			$ 28,280
Nanjing Rongke [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory reserve fund				$ 12,410